FHLB Advances and Other Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
FHLB Advances and Other Borrowings
7.	FHLB Advances and Other Borrowings
Senior Debt
On December 24, 2019, the Company modified the terms of a $5,000,000 promissory note maturing on August 30, 2020, whereby the revolving line of credit facility was increased to $10,000,000, and the interest rate was reduced from a floating rate of Wall Street Journal US Prime Rate, plus 0.50%, to a fixed rate of 4.75%. Upon maturity, the note was renewed and extended to August 31, 2021, in the amount of $10,000,000. The note bore interest at a fixed rate of 4.25%. Interest was payable quarterly on the 30 th
day of February, May, August and November. All principal and unpaid interest was due upon maturity. The note was secured by 100% of the outstanding stock of the Bank and was senior in rights to the $13,000,000 in subordinated debt described below. As of December 31, 2020, the outstanding principal balance was $10,000,000. On March 10, 2021, the note was combined with the outstanding balance of the $15,000,000 note described below and consolidated into a new revolving line of credit facility totaling $30,875,000 (see March 10, 2021 note below).

On December 24, 2019, the Company modified the terms of a $15,000,000 promissory note maturing on March 10, 2021, whereby the fixed interest rate of 6.00% was reduced to 4.75%. Quarterly principal payments of $375,000 plus interest were due and payable on the 10 th
day of March, June, September, and December through maturity date. The note was secured by 100% of the outstanding stock of the Bank and was senior in rights to the $13,000,000 in subordinated debt described below. As of December 31, 2020, the outstanding principal balance was $10,875,000. On March 10, 2021, the remaining balance of the note was combined with the remaining balance of the revolving note described above and consolidated into a new revolving line of credit facility totaling $30,875,000 (see March 10, 2021 note below).
On March 10, 2021, the remaining balance of the two aforementioned notes totaling $20,875,000 was consolidated into a new revolving line of credit loan with new funds of $10,000,000 for a total facility of $30,875,000. The note bears interest at the Wall Street Journal US Prime Rate, as such changes from time to time, with a floor rate of 4.00% per annum. Interest is payable quarterly on the 10 th
day of March, June, September and December through maturity date of September 10, 2022. All principal and unpaid interest is due at maturity. The note is secured by 100% of the outstanding stock of the Bank and was senior in rights to the $13,000,000 in subordinated debt described below until the subordinated debt was paid in full during August 2021. As of March 31, 2022, the outstanding balance was $1.0 million.
Subordinated Debt - Related Party
During August 2021, the Company paid off a $2,000,000 promissory note scheduled to mature on September 27, 2022 and an $11,000,000 promissory note scheduled to mature on July 29, 2022. Each note bore interest at a fixed rate of 6.00%. Quarterly interest payments for the $2,000,000 note were due on the 27th day of March, June, September and December. Quarterly interest payments for the $11,000,000 note were due on the 29th day of March, June, September and December. The notes were subordinate and junior in rights to the senior indebtedness described above.
Subordinated Notes Offering
On March 31, 2022, the Company entered into Subordinated Note Purchase Agreements (the “Note Purchase Agreements”) with certain qualified institutional buyers and institutional accredited investors (the “Purchasers”) pursuant to which the Company issued and sold $82,250,000 in aggregate principal amount of its 5.500%
Fixed-to-Floating
Rate Subordinated Notes due 2032 (the “Notes”) in a private placement transaction in reliance on exemptions from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act and Regulation D thereunder. The Notes were issued by the Company to the Purchasers at a price equal to 100% of their face amount. The Note Purchase Agreements contain certain customary representations, warranties and covenants made by the Company, on the one hand, and the Purchasers, severally and not jointly, on the other hand. The Notes are intended to qualify as Tier 2 capital for regulatory capital purposes, and the Company intends to use the net proceeds from the offering for general corporate purposes.
The Notes were issued under an Indenture, dated as of March 31, 2022 (the “Indenture”), by and between the Company and UMB Bank, N.A., as trustee. The Notes will mature on April 1, 2032. From and including March 31, 2022, to, but excluding, April 1, 2027 or the date of early redemption, the Company will pay interest on the Notes semi-annually in arrears on April 1 and October 1 of each year, commencing on October 1, 2022, at a fixed interest rate of 5.500% per annum. From and including April 1, 2027, to, but excluding, the maturity date or the date of early redemption (the “Floating Rate Period”), the Company will pay interest on the Notes at a floating interest rate. The floating interest rate will be reset quarterly, and the interest rate for any Floating Rate Period shall be equal to the then-current Three-Month Term SOFR (as defined in the Indenture) plus 315 basis points for each quarterly interest period during the Floating Rate Period. Interest payable on the Notes during the Floating Rate Period will be paid quarterly in arrears on January 1, April 1, July 1 and October 1, of each year, commencing on July 1, 2027. Notwithstanding the foregoing, in the event that Three-Month Term SOFR (or such other applicable benchmark rate) is less than zero, then Three-Month Term SOFR (or such other applicable benchmark rate) rate shall be deemed to be zero.
On March 31, 2022, in connection with the issuance and sale of the Notes, the Company entered into Registration Rights Agreements (the “Registration Rights Agreements”) with the Purchasers. Under the terms of the Registration Rights Agreements, the Company has agreed to take certain actions to provide for the exchange of the Notes for subordinated notes that are registered under the Securities Act and have substantially the same terms as the Notes. Under certain circumstances, if the Company fails to meet its obligations under the Registration Rights Agreements, it would be required to pay additional interest to the holders of the Notes.
The Company may, at its option, redeem the Notes (i) in whole or in part beginning with the interest payment date on April 1, 2027, and on any interest payment date thereafter, or (ii) in whole, but not in part, upon the occurrence of a “Tier 2 Capital Event,” a “Tax Event,” or “Investment Company Event” (each as defined in the Indenture). The redemption price for any redemption is 100% of the principal amount of the Notes, plus accrued and unpaid interest thereon to, but excluding, the date of redemption. Any redemption of the Notes will be subject to the receipt of the approval of the Board of Governors of the Federal Reserve System (the “Federal Reserve”) to the extent then required under applicable laws or regulations, including capital adequacy rules or regulations.
There is no right of acceleration of maturity of the Notes in the case of default in the payment of principal of, or interest on, the Notes or in the performance of any other obligation of the Company under the Notes or the Indenture. The Indenture provides that holders of the Notes may accelerate payment of indebtedness only upon the Company’s bankruptcy, insolvency, reorganization, receivership or other similar proceedings.
The Notes are general unsecured, subordinated obligations of the Company and rank junior to all of its existing and future Senior Indebtedness (as defined in the Indenture), including all of its general creditors. The Notes will be equal in right of payment with any of the Company’s existing and future subordinated indebtedness, and will be senior to the Company’s obligations relating to any junior subordinated debt securities. In addition, the Notes are effectively subordinated to all secured indebtedness of the Company, including without limitation, the Bank’s liabilities to depositors in connection with deposits in the Bank, to the extent of the value of the collateral securing such indebtedness.
In connection with the above offering, the Company incurred approximately $1,743,000 in debt issuance costs which will be amortized to interest expense on a straight-line basis over the ten-year
life of the note. As of March 31, 2022, the Company had $80,507,000 in outstanding principal, net of $1,743,000 in unamortized debt issuance costs.
FHLB Borrowings
At March 31, 2022, FHLB advances represented $12,000,000 in FHLB Owns the Option (“FOTO”) borrowings with a floating rate of 1.100% maturing on June 19, 2029; $18,000,000 in FOTO borrowings with a floating rate of 1.020% maturing on August 2, 2029; and $20,000,000 in FOTO borrowings with a floating rate of 0.570%
maturing on February 26, 2035. The FOTO borrowings have quarterly call options that began on September 19, 2019, November 4, 2019, and February 25, 2022, respectively. The call feature allows the FHLB to terminate the entire outstanding balance at each option date and, in the event the option is exercised, replacement funding will be made available at then prevailing interest rates. FHLB advances are collateralized by FHLB stock, real estate loans and investment securities. The approximate amount of loans and investment securities that collateralize borrowings at March 31, 2022 and December 31, 2021 was $760.8 million and $601.0 million, respectively. At March 31, 2022, letters of credit with FHLB for $97.5 million were outstanding with expirations ranging from April 2022 through March 2023.
Contractual maturities of FHLB advances and other borrowings at March 31, 2022 were as follows:

(Dollars in thousands)	FHLB Advances	Other Borrowings
2022 (nine months remaining)	$—	$1,000
2023	—	—
2024	—	—
2025	—	—
2026	—	—
2027 and thereafter	50,000	80,507

	$50,000	$81,507

At March 31, 2022 and December 31, 2021, the Company had federal funds lines of credit with commercial banks that provide for availability to borrow up to an aggregate of $50.5 million and $50.5 million in federal funds, respectively. The Company had no advances outstanding under these lines at March 31, 2022 and December 31, 2021.

7.	FHLB Advances and Other Borrowings
Senior Debt
On December 24, 2019, the Company modified the terms of a $5,000,000 promissory note maturing on August 30, 2020, whereby the revolving line of credit facility was increased to $10,000,000, and the interest rate was reduced from a floating rate of Wall Street Journal US Prime Rate, plus 0.50%, to a fixed rate of 4.75%. Upon maturity, the note was renewed and extended to August 31, 2021, in the amount of $10,000,000. The note bore interest at a fixed rate of 4.25%. Interest was payable quarterly on the 30 th
day of February, May, August and November. All principal and unpaid interest was due upon maturity. The note was secured by 100% of the outstanding stock of the Bank and was senior in rights to the $13,000,000 in subordinated debt described below. As of December 31, 2020, the outstanding principal balance was $10,000,000. On March 10, 2021, the note was combined with the outstanding balance of the $15,000,000 note described below and consolidated into a new revolving line of credit facility totaling $30,875,000 (see March 10, 2021 note below).
On December 24, 2019, the Company modified the terms of a $15,000,000 promissory note maturing on March 10, 2021, whereby the fixed interest rate of 6.00% was reduced to 4.75%. Quarterly principal payments of $375,000 plus interest were due and payable on the 10 th
day of March, June, September, and December through maturity date. The note was secured by 100% of the outstanding stock of the Bank and was senior in rights to the $13,000,000 in subordinated debt described below. As of December 31, 2020, the outstanding principal balance was $10,875,000. On March 10, 2021, the remaining balance of the note was combined with the remaining balance of the revolving note described above and consolidated into a new revolving line of credit facility totaling $30,875,000 (see March 10, 2021 note below).
On March 10, 2021, the remaining balance of the two aforementioned notes totaling $20,875,000 was consolidated into a new revolving line of credit loan with new funds of $10,000,000 for a total facility of $30,875,000. The note bears interest at the Wall Street Journal US Prime Rate, as such changes from time to time, with a floor rate of 4.00% per annum. Interest is payable quarterly on the 10 th
day of March, June, September and December through maturity date of September 10, 2022. All principal and unpaid interest is due at maturity. The note is secured by 100% of the outstanding stock of the Bank and was senior in rights to the $13,000,000 in subordinated debt described below until the subordinated debt was paid in full during August 2021. As of December 31, 2021, the outstanding balance was $1,000,000.
Subordinated Debt
On September 27, 2018, the Company entered into a $3,000,000 and $2,000,000 subordinated promissory note agreement with two shareholders of the Company. Quarterly interest payments were due on the 27 th
day of March, June, September, and December. The notes bore interest at a fixed rate of 5.00% and 6.00%, respectively. The $3,000,000 note was retired on July 29, 2019 and replaced with a $4,000,000 note (see note below). The $2,000,000 note scheduled to mature on September 27, 2020 was renewed and extended to September 27, 2022 at a fixed rate of 6.00%. All principal and unpaid interest was due at maturity. The notes were subordinate and junior in rights to the senior indebtedness described above. All principal and unpaid interest was paid in full during August 2021.

On July 29, 2019, the aforementioned $3,000,000 promissory note scheduled to mature on September 27, 2019 was retired and replaced with a new subordinated promissory note to the same shareholder in the amount of $4,000,000. The note bore interest at a fixed rate of 5.00% through maturity date of July 29, 2020. Upon maturity, the note was renewed and increased to $11,000,000 with a fixed rate of 6.00%. All principal and unpaid interest, due at maturity on July 29, 2022, was paid in full during August 2021.
On July 29, 2019, the Company entered into a $2,000,000 subordinated promissory note agreement with a shareholder of the Company. Quarterly interest payments were due on the 29 th
day of January, April, July, and October. The note bore interest at a fixed rate of 5.00% and matured on July 29, 2020. All principal and unpaid interest was paid at maturity.
FHLB Borrowings
At December 31, 2021, FHLB advances represented $12.0 million in FHLB Owns the Option (“FOTO”) borrowings with a floating rate of 1.100% maturing on June 19, 2029; $18.0 million in FOTO borrowings with a floating rate of 1.020% maturing on August 2, 2029; and $20.0 million in FOTO borrowings with a floating rate of 0.570% maturing on February 26, 2035. The FOTO borrowings have quarterly call options that begin on September 19, 2019, November 4, 2019, and February 25, 2022, respectively. The call feature allows the FHLB to terminate the entire outstanding balance at each option date and, in the event the option is exercised, replacement funding will be made available at then prevailing interest rates. FHLB advances are collateralized by FHLB stock and real estate loans. The amount of loans that collateralize borrowings at December 31, 2021 and 2020 was approximately $601.0 million and $474.8 million, respectively. At December 31, 2021, letters of credit with FHLB for $100.5 million were outstanding with expirations ranging from January 2022 through March 2023.
Contractual maturities of FHLB advances and other borrowings at December 31, 2021 were as follows:

(Dollars in thousands)	FHLB Advances	Other Borrowings
2022	$—	$1,000
2023	—	—
2024	—	—
2025	—	—
2026 and thereafter	50,000	—

	$50,000	$1,000

At December 31, 2021 and 2020, the Company had federal funds lines of credit with commercial banks that provide for availability to borrow up to an aggregate of $50.5 million and $20.5 million in federal funds, respectively. The Company had no advances outstanding under these lines at December 31, 2021 and 2020.